Fees Summary	Jan. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 18,444,000
Previously Paid Amount	0
Total Fee Amount	2,823.78
Total Offset Amount	0
Net Fee	$ 2,823.78